Company information - French state-guaranteed loan ("PGE") and equity recovery loans ("PPR") (Details) € in Thousands	1 Months Ended			12 Months Ended			24 Months Ended
	Jun. 30, 2022 EUR (€) loan	Jun. 30, 2020	May 31, 2020 EUR (€) agreement	Dec. 31, 2023 EUR (€) loan	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 EUR (€)	Jan. 18, 2024 EUR (€)
Guarantee Details
Loan obtained					€ 30,209
Total amount of loan								€ 25,000
Repayments of borrowings				€ 2,485	1,033	€ 13
Loan agreements with a syndicate of French banks
Guarantee Details
Number of loan agreements | loan	3
Total amount of loan	€ 5,300
Loan agreements with syndicate of French banks, under stimulus economic plan
Guarantee Details
Number of loan agreements | loan	2
Total amount of loan	€ 5,300
Loan agreements with syndicate of French banks, state guaranteed loan (Pret Garanti par l'Etat)
Guarantee Details
Percentage of loan guaranteed by French state	90.00%
Maturity term		12 months
Equity recovery loans
Guarantee Details
Number of loan agreements | loan				2
Financing period of loan	8 years
Repayment period for loan	4 years
Financing from a syndicate of French banks
Guarantee Details
Number of loans obtained guaranteed by the french state | agreement			3
Loan obtained			€ 10,000
Extension of term of debt			4 years
Number of loan agreements | loan	3
Repayments of borrowings				€ 2,500	€ 1,000		€ 3,500